Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of finance costs
	2019	2018	2017
	USD	USD	USD

Interest on lease liability (note 16)	1,412,796	1,387,612	318,957
Finance costs on term loans	4,002,772	5,564,311	647,969
Bank charges	314,967	-	-

	5,730,535	6,951,923	966,926